Income Tax and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX AND DEFERRED TAXES
Components of Income Tax Expense Benefit

The following are the components of income tax recorded in the consolidated statements of comprehensive income for the years 2021, 2020 and 2019:

	2021	2020	2019
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
Current income tax	28,269,648	(155,196,656)	(54,904,679)
Adjustments to current tax from the previous period	(773,163)	3,694,656	(2,251,167)
Current tax (expenses) / benefit (related to cash flow hedges)	(109,882,227)	72,354,119	(36,172,878)
Other current tax benefit / (expense)	—	(98,646)	(1,197,052)
Current tax expense, net	(82,385,742)	(79,246,527)	(94,525,776)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	67,247,084	160,551,634	33,297,872
Total deferred tax benefit / (expense)	67,247,084	160,551,634	33,297,872
Income tax expense	(15,138,658)	81,305,107	(61,227,904)

Summary of Reconciliation of Tax Expense

The following table shows the reconciliation of the tax rate as of December 31, 2021, 2020 and 2019:

		2021		2020		2019
Reconciliation of Tax Expense	Tax Rate	ThCh$	Tax Rate	ThCh$	Tax Rate	ThCh$
ACCOUNTING INCOME BEFORE TAX		115,848,792		(133,691,942)		377,321,122
Total tax income (expense) using statutory rate	(27.00)%	(31,279,174)	27.00%	36,096,825	(27.00)%	(101,876,703)
Tax effect of rates applied in other countries	0.08%	96,520	0.04%	55,915	0.06%	232,897
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	2.53%	2,931,159	31.79%	42,501,879	11.30%	42,638,986
Tax effect of non-deductible expenses for determining taxable profit (loss)	(10.49)%	(12,156,154)	(7.32)%	(9,790,603)	(2.76)%	(10,399,776)
Tax effect of adjustments to income taxes in previous periods	(0.67)%	(773,163)	2.76%	3,694,656	(0.60)%	(2,251,167)
Price level restatement for tax purposes (investments and equity)	22.48%	26,042,154	6.54%	8,746,435	2.76%	10,427,859
Total adjustments to tax expense using statutory rate	13.93%	16,140,516	33.82%	45,208,282	10.77%	40,648,799
Income tax benefit (expense)	(13.07)%	(15,138,658)	60.82%	81,305,107	(16.23)%	(61,227,904)

Summary of Origination and Changes in Deferred Tax Assets and Liabilities

The origin of and changes in deferred tax assets and liabilities as of December 31, 2021 and 2020 are as follows:

	12-31-2021		12-31-2020
	Assets	Liabilities	Assets	Liabilities
Deferred Taxes Assets/(Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	79,595,812	(297,814,005)	55,197,762	(249,821,145)
Obligations for post-employment benefits	6,221,900	(65,201)	9,581,174	(5,997)
Tax loss	116,355,816	—	46,518,690	—
Provisions	104,211,997	—	91,579,562	—
Decommissioning Provision	50,001,807	—	51,513,634	—
Provision for Civil Contingencies	1,946,340	—	3,991,087	—
Provision for doubtful trade accounts	9,362,865	—	12,544,171	—
Provision of Human Resources accounts	11,902,160	—	8,605,410	—
Other Provisions	30,998,825	—	14,925,260	—
Other Deferred Taxes	19,147,266	(45,369,799)	24,942,402	(38,036,065)
Activation of expenses for issuance of financial debt	—	(11,282,929)	—	(10,691,535)
Gain from Bargain Purchase for Tax Purposes	—	(10,177,907)	—	—
Price-level Adjustment - Argentina	—	(2,160,549)	—	(1,015,095)
Other Deferred Taxes	19,147,266	(21,748,414)	24,942,402	(26,329,435)
Deferred taxes Assets/(Liabilities) before compensation	325,532,791	(343,249,005)	227,819,590	(287,863,207)
Compensation deferred taxes Assets/Liabilities	(145,832,055)	145,832,055	(119,805,645)	119,805,645
Deferred taxes Assets/(Liabilities) after compensation	179,700,736	(197,416,950)	108,013,945	(168,057,562)

		Movements
Recognized in others in comprehensive income	Net balance as of January 1, 2021	Recognized in profit or loss	Recognized in others in comprehensive income	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2021
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation (1)	(194,623,383)	13,724,680	—	(37,319,490)	—	(218,218,193)
Obligations for post-employment benefits	9,575,177	(48,778)	(3,387,932)	18,232	—	6,156,699
Tax loss	46,518,690	52,345,977	—	17,491,149	—	116,355,816
Provisions	91,579,562	12,215,102	—	417,333	—	104,211,997
Decommissioning Provision	51,513,634	(2,132,573)	—	620,746	—	50,001,807
Provision for Civil Contingencies	3,991,087	(2,044,747)	—	—	—	1,946,340
Provision for doubtful trade accounts	12,544,171	(3,189,704)	—	8,398	—	9,362,865
Provision of Human Resources accounts	8,605,410	3,067,041	—	229,709	—	11,902,160
Other Provisions	14,925,260	16,515,085	—	(441,520)	—	30,998,825
Other Deferred Taxes	(13,093,663)	(10,989,897)	(8)	(709,383)	(1,429,582)	(26,222,533)
Capitalization of expenses for issuance of financial debt	(10,691,535)	(591,394)	—	—	—	(11,282,929)
Gain from Bargain Purchase for Tax Purposes	—	(3,145,494)	—	(404,762)	(6,627,651)	(10,177,907)
Price-level Adjustment - Argentina	(1,015,095)	284,128	—	—	(1,429,582)	(2,160,549)
Other Deferred Taxes	(1,387,033)	(7,537,137)	(8)	(304,621)	6,627,651	(2,601,148)
Deferred taxes Assets/(Liabilities)	(60,043,617)	67,247,084	(3,387,940)	(20,102,159)	(1,429,582)	(17,716,214)

		Movements
Recognized in others in comprehensive income	Net balance as of January 1, 2020	Recognized in profit or loss	Recognized in others in comprehensive income	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2020
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation (1)	(393,801,615)	191,919,566	—	7,258,666	—	(194,623,383)
Obligations for post-employment benefits	7,738,233	(464,804)	2,308,510	(6,762)	—	9,575,177
Revaluations of financial instruments	456,888	(93,879)	(387,000)	23,991	—	—
Tax loss	81,154,636	(33,611,187)	—	(1,024,759)	—	46,518,690
Provisions	87,275,541	5,091,987	—	(787,966)	—	91,579,562
Decommissioning Provision	44,485,711	7,238,957	—	(211,034)	—	51,513,634
Provision for Civil Contingencies	3,502,161	464,407	—	24,519	—	3,991,087
Provision Contingencies Workers	492,522	(517,792)	—	25,270	—	—
Provision for doubtful trade accounts	14,555,712	(1,995,773)	—	(15,768)	—	12,544,171
Provision of Human Resources accounts	7,859,341	801,863	—	(55,794)	—	8,605,410
Other Provisions	16,380,094	(899,675)	—	(555,159)	—	14,925,260
Other Deferred Taxes	(10,260,085)	(2,290,049)	2,464	2,512	(548,505)	(13,093,663)
Capitalization of expenses for issuance of financial debt	(11,412,738)	721,203	—	—	—	(10,691,535)
Price-level Adjustment - Argentina	(657,871)	191,281	—	—	(548,505)	(1,015,095)
Other Deferred Taxes	1,810,524	(3,202,533)	2,464	2,512	—	(1,387,033)
Deferred taxes Assets/(Liabilities)	(227,436,402)	160,551,634	1,923,974	5,465,682	(548,505)	(60,043,617)

Effects of Deferred Tax on Components of Other Comprehensive Income

The effects of deferred taxes on the components of other comprehensive income attributable to both controlling and non-controlling interests for the years ended December 31 2021, 2020 and 2019 are as follows:

	2021			2020			2019
Effects of Income Tax on the Components of	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with movements in other comprehensive income	31	(8)	23	(9,125)	2,464	(6,661)	(3,673)	992	(2,681)
Cash flow hedge	(406,971,212)	109,882,227	(297,088,985)	267,540,328	(72,741,119)	194,799,209	(139,174,121)	36,883,401	(102,290,720)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	359,797	—	359,797	18982	—	18,982	—	—	—
Foreign currency translation	197,099,813	—	197,099,813	(69,218,245)	—	(69,218,245)	73,114,966	—	73,114,966
Actuarial gains(losses) on defined-benefit pension plans	12,547,898	(3,387,932)	9,159,966	(8,545,834)	2,308,510	(6,237,324)	(7,777,204)	2,099,845	(5,677,359)
Income tax related to components of other income and expenses with a charge or credit in equity	(196,963,673)	106,494,287	(90,469,386)	189,786,106	(70,430,145)	119,355,961	(73,840,032)	38,984,238	(34,855,794)

Movements in Deferred Taxes for Components of Other Comprehensive Income

	For the years ended December 31,
	2021	2020	2019
Deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	(3,387,940)	1,923,974	2,811,360
Income tax of movements in cash flow hedge transactions	109,882,227	(72,354,119)	36,172,878
Total income tax relating to components of other comprehensive income	106,494,287	(70,430,145)	38,984,238